Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Schedule of Revenue
Revenue recorded in the Consolidated Statement of Comprehensive Income/(Loss) consists of the following:

For the years ended December 31,	2023 $	2022 $	2021 $
Contract revenue	750	2,090	9,979
Grant revenue	2,580	13,528	7,409
Total revenue	3,330	15,618	17,388

Schedule of Disaggregation of Revenue from Contracts with Customers

Timing of contract revenue recognition For the years ended December 31,	2023 $	2022 $	2021 $
Transferred at a point in time – Licensing Income	—	527	6,809
Transferred over time	750	1,563	3,171
	750	2,090	9,979

Customers over 10% of revenue	2023 $	2022 $	2021 $
Customer A	750	1,500	1,500
Customer B	—	—	7,250
Customer C	—	509	—
	750	2,009	8,750